Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

April 30, 2020

EDT-QTLY-0620
1.950996.107

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	2,261,106	$15,104,188
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	59,891	80,655,210
Facebook, Inc. Class A (a)	330,900	67,738,539
		148,393,749
Media - 4.4%
Comcast Corp. Class A	3,354,204	126,218,697
DISH Network Corp. Class A (a)	186,000	4,652,790
Fox Corp. Class A	992,010	25,663,299
Interpublic Group of Companies, Inc.	4,549,414	77,249,050
ViacomCBS, Inc. Class B	925,900	15,981,034
WPP PLC	4,410,662	34,222,890
		283,987,760
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	413,053	36,266,053

TOTAL COMMUNICATION SERVICES		483,751,750

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.7%
Lear Corp.	450,313	43,973,064
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc.	109,600	18,741,600
Household Durables - 0.8%
Newell Brands, Inc.	949,800	13,183,224
Whirlpool Corp.	345,624	38,620,026
		51,803,250
Multiline Retail - 1.0%
Dollar General Corp.	353,439	61,957,857
Specialty Retail - 2.9%
Best Buy Co., Inc.	876,300	67,238,499
Dick's Sporting Goods, Inc.	736,300	21,639,857
Lowe's Companies, Inc.	736,900	77,190,275
Urban Outfitters, Inc. (a)	390,200	6,766,068
Williams-Sonoma, Inc.	261,500	16,171,160
		189,005,859
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	56,000	4,379,200
PVH Corp.	1,257,685	61,915,833
Tapestry, Inc.	2,085,955	31,039,010
		97,334,043

TOTAL CONSUMER DISCRETIONARY		462,815,673

CONSUMER STAPLES - 5.7%
Beverages - 0.4%
C&C Group PLC (United Kingdom)	584,054	1,434,451
Coca-Cola European Partners PLC	676,000	26,796,640
		28,231,091
Food & Staples Retailing - 3.3%
Performance Food Group Co. (a)	1,640,700	48,154,545
Sysco Corp.	1,235,124	69,500,427
U.S. Foods Holding Corp. (a)	4,402,730	94,658,695
		212,313,667
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	209,022	9,000,487
Tobacco - 1.9%
Altria Group, Inc.	3,103,000	121,792,750

TOTAL CONSUMER STAPLES		371,337,995

ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
BP PLC sponsored ADR	2,760,500	65,699,900
Cabot Oil & Gas Corp.	3,028,900	65,484,818
Chevron Corp.	301,176	27,708,192
Dynagas LNG Partners LP	783,700	1,332,290
GasLog Partners LP	421,609	2,538,086
Golar LNG Ltd. (b)	1,226,633	8,696,828
Golar LNG Partners LP	2,435,893	7,088,449
Hoegh LNG Partners LP	1,127,054	12,893,498
Parex Resources, Inc. (a)	5,170,688	56,686,446
Teekay LNG Partners LP	2,758,567	31,916,620
Total SA sponsored ADR	1,734,400	60,964,160
Valero Energy Corp.	747,100	47,328,785
		388,338,072
FINANCIALS - 21.9%
Banks - 10.9%
Bank of America Corp.	4,823,600	116,007,580
CIT Group, Inc.	799,800	15,180,204
Cullen/Frost Bankers, Inc.	230,000	16,527,800
Huntington Bancshares, Inc.	4,108,788	37,965,201
JPMorgan Chase & Co.	891,200	85,341,312
M&T Bank Corp.	540,344	60,561,756
PNC Financial Services Group, Inc.	1,296,715	138,320,589
Truist Financial Corp.	1,840,400	68,683,728
Wells Fargo & Co.	5,699,222	165,562,399
		704,150,569
Capital Markets - 1.4%
Affiliated Managers Group, Inc.	523,431	36,619,233
Invesco Ltd.	1,398,824	12,057,863
State Street Corp.	727,839	45,882,971
		94,560,067
Consumer Finance - 2.3%
Capital One Financial Corp.	1,127,674	73,028,168
Discover Financial Services	1,769,634	76,041,173
		149,069,341
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	657,466	123,182,830
Insurance - 4.5%
Allstate Corp.	518,503	52,742,125
American International Group, Inc.	937,200	23,832,996
Chubb Ltd.	654,739	70,718,359
FNF Group	1,219,317	32,982,525
Lincoln National Corp.	311,800	11,059,546
MetLife, Inc.	651,100	23,491,688
The Travelers Companies, Inc.	774,770	78,414,472
		293,241,711
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	1,027,200	12,757,824
Annaly Capital Management, Inc.	1,791,500	11,196,875
MFA Financial, Inc. (b)	4,086,600	7,151,550
		31,106,249
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	494,600	13,512,472
MGIC Investment Corp.	1,529,000	11,176,990
		24,689,462

TOTAL FINANCIALS		1,420,000,229

HEALTH CARE - 18.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	382,200	41,075,034
Amgen, Inc.	582,398	139,321,250
		180,396,284
Health Care Providers & Services - 10.7%
Anthem, Inc.	293,926	82,513,846
Centene Corp. (a)	2,525,503	168,147,990
Cigna Corp.	895,907	175,400,668
CVS Health Corp.	1,322,334	81,389,658
Humana, Inc.	92,122	35,174,022
UnitedHealth Group, Inc.	514,144	150,371,696
		692,997,880
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	2,502,148	152,155,620
Bristol-Myers Squibb Co. rights (a)	1,566,696	7,065,799
Roche Holding AG (participation certificate)	327,979	113,578,269
Sanofi SA sponsored ADR	1,579,578	73,971,638
		346,771,326

TOTAL HEALTH CARE		1,220,165,490

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.4%
Airbus Group NV	570,400	36,116,905
General Dynamics Corp.	572,717	74,808,295
Raytheon Technologies Corp.	666,000	43,163,460
		154,088,660
Air Freight & Logistics - 0.8%
Deutsche Post AG	549,900	16,335,987
Expeditors International of Washington, Inc.	546,100	39,103,491
		55,439,478
Airlines - 1.1%
Alaska Air Group, Inc.	1,141,600	37,124,832
Copa Holdings SA Class A (b)	771,400	34,103,594
		71,228,426
Building Products - 1.5%
Carrier Global Corp. (a)	667,200	11,816,112
Jeld-Wen Holding, Inc. (a)	650,800	8,265,160
Owens Corning	1,076,100	46,659,696
Trane Technologies PLC	362,771	31,713,441
		98,454,409
Commercial Services & Supplies - 0.1%
Steelcase, Inc. Class A	345,200	3,779,940
Electrical Equipment - 1.9%
Acuity Brands, Inc.	532,600	46,117,834
Regal Beloit Corp.	485,200	34,454,052
Vestas Wind Systems A/S	484,768	41,628,563
		122,200,449
Industrial Conglomerates - 0.5%
Siemens AG	385,800	35,602,844
Machinery - 2.4%
Gardner Denver Holdings, Inc. (a)	1,054,631	30,668,669
Oshkosh Corp.	815,000	55,036,950
Otis Worldwide Corp. (a)	333,600	16,983,576
Stanley Black & Decker, Inc.	463,600	51,088,720
		153,777,915
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	243,200	5,350,400
HD Supply Holdings, Inc. (a)	1,766,429	52,427,613
United Rentals, Inc. (a)	105,100	13,505,350
		71,283,363

TOTAL INDUSTRIALS		765,855,484

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,649,575	112,288,989
CommScope Holding Co., Inc. (a)	837,900	9,225,279
		121,514,268
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	53,000	3,334,760
Avnet, Inc.	105,800	3,176,116
TE Connectivity Ltd.	1,041,438	76,504,035
		83,014,911
IT Services - 2.1%
Amdocs Ltd.	685,338	44,163,181
Capgemini SA	219,600	20,633,216
Cognizant Technology Solutions Corp. Class A	1,213,079	70,382,844
		135,179,241
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	24,500	6,654,690
Intel Corp.	2,747,400	164,789,052
NXP Semiconductors NV	386,200	38,453,934
ON Semiconductor Corp. (a)	620,500	9,955,923
		219,853,599
Software - 0.5%
Nortonlifelock, Inc.	1,589,628	33,811,388
Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.	732,200	11,356,422

TOTAL INFORMATION TECHNOLOGY		604,729,829

MATERIALS - 4.9%
Chemicals - 2.3%
Albemarle Corp. U.S. (b)	430,100	26,421,043
DuPont de Nemours, Inc.	2,626,100	123,479,222
		149,900,265
Metals & Mining - 2.6%
BHP Billiton Ltd. sponsored ADR	143,800	5,849,784
Lundin Mining Corp.	7,060,700	34,594,615
Newmont Corp.	2,134,529	126,961,785
		167,406,184

TOTAL MATERIALS		317,306,449

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	532,894	35,581,332
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	2,202,172	94,539,244

TOTAL REAL ESTATE		130,120,576

UTILITIES - 2.2%
Electric Utilities - 2.2%
Exelon Corp.	2,122,106	78,687,690
Southern Co.	1,112,676	63,122,109
		141,809,799
TOTAL COMMON STOCKS
(Cost $6,526,925,393)		6,306,231,346

Nonconvertible Preferred Stocks - 1.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	82,472	1,484,496
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc. 6.50% (c)	250,400	3,793,560
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,199,410	76,491,614
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $91,749,408)		81,769,670

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	30,363,144	3,045,636
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	26,245,992	17,059,895
TOTAL OTHER
(Cost $39,372,742)		20,105,531

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (g)	44,252,618	44,265,894
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	63,570,532	63,576,889
TOTAL MONEY MARKET FUNDS
(Cost $107,838,518)		107,842,783
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $6,765,886,061)		6,515,949,330
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(40,305,948)
NET ASSETS - 100%		$6,475,643,382

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,105,531 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$13,126,750
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$26,245,992

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$168,089
Fidelity Securities Lending Cash Central Fund	4,560
Total	$172,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Golar LNG Partners LP	$28,557,220	$--	$8,846,532	$1,615,530	$(30,385,211)	$17,762,972	$--
Total	$28,557,220	$--	$8,846,532	$1,615,530	$(30,385,211)	$17,762,972	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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